Contingencies & Commitments	12 Months Ended
Dec. 31, 2024
Contingencies Commitments
Contingencies & Commitments

30.	Contingencies & Commitments

In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2024 and through the issuance date of these consolidated financial statements.